Financial risk management and financial instruments - Expected credit losses (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 547	R 606
Receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	445	574
Receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	1	57
Receivables | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	30	9
Receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	414	508
Receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	R 102	R 32
Long-term receivables | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	51.00%	58.00%
Long-term receivables | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	43.00%	39.00%
Long-term receivables | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	6.00%	3.00%
Long-term receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 85	R 91
Long-term receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	41	91
Long-term receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets		50
Long-term receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	41	R 41
Long-term receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	R 44
Trade receivable | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	73.00%	72.00%
Trade receivable | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	24.00%	25.00%
Trade receivable | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	3.00%	3.00%
Trade receivable | Impairment
Detail on expected credit losses recognised
Financial assets	R 131	R 201
Trade receivable | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	131	201
Trade receivable | Lifetime | Impairment | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	30	9
Trade receivable | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	R 101	R 192
Other receivables | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	83.00%	68.00%
Other receivables | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	15.00%	27.00%
Other receivables | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	2.00%	5.00%
Other receivables | Impairment
Detail on expected credit losses recognised
Financial assets	R 331	R 314
Other receivables | Lifetime | Impairment
Detail on expected credit losses recognised
Financial assets	273	282
Other receivables | Lifetime | Impairment | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	1	7
Other receivables | Lifetime | Impairment | Credit impaired
Detail on expected credit losses recognised
Financial assets	272	275
Other receivables | 12-months | Impairment
Detail on expected credit losses recognised
Financial assets	R 58	R 32
Cash and cash equivalents | AAA to A-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	18.00%	21.00%
Cash and cash equivalents | BBB to B-
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	81.00%	79.00%
Cash and cash equivalents | CCC+ and below
Detail on expected credit losses recognised
Percentage of financial assets at amortised cost	1.00%